OTHER EQUITY AND RESERVES (Details 3)	12 Months Ended
Dec. 31, 2022 shares Agreements $ / shares
Other Reserves [Line Items]
Number of share awards, Outstanding | Agreements	861,168
Number of share awards, Issued during the year	232,646
Number of share awards, Forfeited during the year	(106,667)
Awards vested to employees under the Forfeitable Share Plan	(511,632)
Awards vested to employees under TMI Offer	(475,515)
Number of share awards, Outstanding	0
2018 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding | Agreements	220,668
Number of share awards, Forfeited during the year	0
Awards vested to employees under the Forfeitable Share Plan	(220,668)
Awards vested to employees under TMI Offer	0
Number of share awards, Outstanding	0
Fair value at grand date, Outstanding | $ / shares	$ 10.18
2020 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding | Agreements	124,500
Awards vested to employees under the Forfeitable Share Plan	(80,500)
Awards vested to employees under TMI Offer	(44,000)
Number of share awards, Outstanding	0
Fair value at grand date, Outstanding | $ / shares	$ 2.9
2021 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding | Agreements	516,000
Number of share awards, Issued during the year	0
Number of share awards, Forfeited during the year	(106,667)
Awards vested to employees under the Forfeitable Share Plan	(171,996)
Awards vested to employees under TMI Offer	(237,337)
Number of share awards, Outstanding	0
Fair value at grand date, Outstanding | $ / shares	$ 11.85
2022 Award [Member]
Other Reserves [Line Items]
Number of share awards, Issued during the year	232,646
Awards vested to employees under the Forfeitable Share Plan	(38,468)
Awards vested to employees under TMI Offer	(194,178)
Number of share awards, Outstanding	0
Fair value at grand date, Outstanding | $ / shares	$ 25.58